Vaughan Nelson International Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.4%
	AUSTRALIA — 3.6%
7,040	REA Group Ltd.	$946,507
	BRAZIL — 5.6%
123,040	NU Holdings Ltd. - Class A *	1,492,475
	CANADA — 10.5%
22,215	Shopify, Inc. *	1,360,542
9,315	TFI International, Inc.	1,449,907
		2,810,449
	CHINA — 8.6%
117,525	ANTA Sports Products Ltd.	1,051,941
90,440	Meituan - Class B *,1	1,252,286
		2,304,227
	INDONESIA — 1.9%
1,800,090	Bank Rakyat Indonesia Persero Tbk P.T.	517,958
	IRELAND — 10.1%
11,980	Kingspan Group PLC	1,120,901
12,155	PDD Holdings, Inc. - ADR *	1,566,658
		2,687,559
	MEXICO — 0.5%
20,910	Grupo Mexico S.A.B. de C.V.	117,844
	SOUTH KOREA — 4.5%
19,460	Samsung Electronics Co., Ltd.	1,199,948
	SWEDEN — 5.0%
46,850	Investor A.B. - B Shares	1,330,078
	SWITZERLAND — 4.8%
42,105	UBS Group A.G.	1,275,736
	TAIWAN — 12.6%
60,060	Accton Technology Corp.	941,457
9,440	Alchip Technologies Ltd.	768,880
56,940	Taiwan Semiconductor Manufacturing Co., Ltd.	1,661,015
		3,371,352
	UNITED KINGDOM — 16.5%
7,790	Ashtead Group PLC	562,168
42,470	Intermediate Capital Group PLC	1,198,752
1	Renewi PLC	4
128,222	RS GROUP PLC	1,347,032
5,215	TechnipFMC PLC	153,843
123,210	Wise PLC - Class A *	1,134,438
		4,396,237

Vaughan Nelson International Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES — 14.2%
23,750	Carnival PLC *	$364,899
130,040	Kosmos Energy Ltd. *	719,121
1,595	Monolithic Power Systems, Inc.	1,376,629
17,100	ON Semiconductor Corp. *	1,338,075
		3,798,724
	Total Common Stocks
	(Cost $24,966,316)	26,249,094

Principal Amount
	SHORT-TERM INVESTMENTS — 1.3%
$350,264	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.78%[2]	350,264
	Total Short-Term Investments
	(Cost $350,264)	350,264
	TOTAL INVESTMENTS — 99.7%
	(Cost $25,316,580)	26,599,358
	Other Assets in Excess of Liabilities — 0.3%	77,077
	TOTAL NET ASSETS — 100.0%	$26,676,435

ADR – American Depository Receipt
PLC – Public Limited Company

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,252,286, which represents 4.69% of total net assets of the Fund.
[2]The rate is the annualized seven-day yield at period end.